Empower Large Cap Value Fund Investment Strategy - Empower Large Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization (“large cap”) companies. For purposes of the 80% policy, the Fund considers large cap companies to be those whose market capitalization falls within the range of the Russell 1000® Value Index at the time of initial purchase. As of December 31, 2025, the market capitalizations of the companies in the Russell 1000® Value Index ranged from $1.2 billion to $3.8 trillion. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund emphasizes a “value style” of investing, seeking companies that are undervalued in comparison to their peers due to economic, market, company-specific or other factors, but have the prospect of achieving improved valuations in the future.The Fund invests primarily in common stocks of large U.S. companies but may also invest in common stocks of midsize U.S. companies and companies from outside the U.S. The Fund may invest in derivatives, including but not limited to forward foreign currency contracts.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). •Putnam invests mainly in common stocks of large and midsize U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both. •T. Rowe Price invests in large companies that have a strong track record of paying dividends or that are believed to be undervalued.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 50% allocation of the Fund’s assets to Putnam and a 50% allocation of the Fund’s assets to T. Rowe Price. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.